Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory
3.	Inventory

Inventory consists of the following as of:

	June 30, 2016	December 31, 2015
Raw materials and work in process	$870,091	$853,034
Software licenses	122,500	179,400
Finished goods	651,504	775,461
Inventory included in current assets	1,644,095	1,807,895
Software licenses – non-current	976,900	937,100
	$2,620,995	$2,744,995

3.	Inventory

Inventory consists of the following as of December 31:

	2015	2014
Raw materials and work in process	$853,034	$749,504
Software licenses	179,400	350,000
Finished goods	775,461	865,535
Inventory included in current assets	1,807,895	1,965,039
Software licenses – non-current	937,100	910,000
	$2,744,995	$2,875,039

Certain December 31, 2014 amounts have been reclassified to conform to the December 31, 2015 classification.